Expense Example - Invesco Nasdaq International Innovators 100 ETF - Invesco Nasdaq International Innovators 100 ETF	Sep. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 93